Business combinations (Details 1) - Acquisition Of Del Rey [Member]	Jan. 02, 2023
Licences and franchises [member] | With And Without Method [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.
Customer-related intangible assets [member] | Multi-period excess earnings method [member]
IfrsStatementLineItems [Line Items]
Valuation technique	The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.